RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries and bonus	$ 938,542	$ 542,558	$ 376,386
Compensation expense-share-based payments	724,035	188,601	122,999
Key management personnel compensation	$ 1,662,577	$ 731,159	$ 499,385